Consolidated Statements Of Changes In Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (accumulated deficit)	Treasury Stock
Beginning Balance at Dec. 31, 2020	$ 557,742	$ 1,382	$ 275,132	$ (349)	$ 281,577	$ 0
Beginning Balance, shares at Dec. 31, 2020		138,168
Net income	200,002				200,002
Other comprehensive income (loss)	(191)			(191)
Stock-based compensation expenses	19,545		19,545
Issuance of ordinary shares upon exercise of restricted stock units, shares		1,596
Issuance of ordinary shares upon exercise of restricted stock units	(5)	$ 16	(21)
Share repurchase	(50,011)					(50,011)
Dividends declared	(69,450)				(69,450)
Ending Balance at Dec. 31, 2021	657,632	$ 1,398	294,656	(540)	412,129	(50,011)
Ending Balance, shares at Dec. 31, 2021		139,764
Net income	172,510				172,510
Other comprehensive income (loss)	3,135			3,135
Stock-based compensation expenses	26,661		26,661
Issuance of ordinary shares upon exercise of restricted stock units, shares		1,186
Issuance of ordinary shares upon exercise of restricted stock units	(39)	$ 12	(51)
Share repurchase	(128,840)					(128,840)
Treasury stock retired (Shares)		(8,734)
Treasury stock retired		$ (88)	(17,702)		(161,061)	178,851
Adjustment to dividends paid	1,542				1,542
Ending Balance at Dec. 31, 2022	$ 732,601	$ 1,322	303,564	2,595	425,120	0
Ending Balance, shares at Dec. 31, 2022	132,216	132,216
Net income	$ 52,873				52,873
Other comprehensive income (loss)	(1,442)			(1,442)
Stock-based compensation expenses	17,547		17,547
Issuance of ordinary shares upon exercise of restricted stock units, shares		1,460
Issuance of ordinary shares upon exercise of restricted stock units	(46)	$ 15	(61)
Dividends declared	(66,837)				(66,837)
Ending Balance at Dec. 31, 2023	$ 734,696	$ 1,337	$ 321,050	$ 1,153	$ 411,156	$ 0
Ending Balance, shares at Dec. 31, 2023	133,676	133,676